Property and Equipment (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property And Equipment 1		$ 278,000
Property And Equipment 2		176,000
Property And Equipment 1	68,000
Property And Equipment 2	76,000
Property And Equipment 3	323,000
Property And Equipment 4	$ 668,000